Share capital: (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands						3 Months Ended					12 Months Ended
	Jan. 04, 2024 USD ($) $ / shares shares	Dec. 21, 2023 USD ($) $ / shares shares	Oct. 20, 2023 USD ($) $ / shares shares	Jun. 29, 2023 USD ($)	Jun. 29, 2021 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2021 shares	Dec. 21, 2024 USD ($)	Sep. 30, 2024 $ / shares	Dec. 31, 2022 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
IfrsStatementLineItems [Line Items]
Exercise of warrants, shares						3,736,400	3,736,400	228,000	321,735
Exercise of warrants | $						$ 1,785,000		$ 101,000	$ 155,000		$ 434,000
Share issue related cost | $						$ 15,000					141,000	193,000
Proceeds from issuance cost | $											$ 2,445,000	$ 1,519,000
Number of shares issued												41,535,755	50,000			37,693,710
Number of outstanding share options						699,442	699,442				699,442	794,443				801,943
Share based compensation | $											$ 398,000	$ 304,000
Number of shares remaining for future issuance													134,566
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						699,442	699,442				699,442
Number of outstanding share options						699,442	699,442				699,442
Share based compensation | $
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Share issue related cost | $				$ 1,300,000	$ 997,253
Share based compensation | $											$ 398,000	$ 304,000
Number of shares issued						3,363,631	3,363,631				3,363,631
Capital reserve | $				$ 5,660,884
Number of shares outstanding						3,779,623	3,779,623				3,779,623	3,779,623
Number of RSUs issued											100,000	1,325,879
Weighted average grant date fair value | $ / shares											$ 0.50	$ 0.58
Share options [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share											310,720
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share											1,259,268
Warrants [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share											1,780,084
Number of RSUs issued											120,000,000	4,013,345,000
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares		$ 0.40	$ 0.58							$ 0.49
Risk free interest rate	3.80%	4.18%	4.92%							4.70%
Expected term	2 years	2 years	2 years							2 years
Expected volatility	79.00%	72.00%	73.00%							73.00%
Expected dividend yield
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Paid finders fees | $		$ 32,000	$ 17,000							$ 35,000
Number of shares issued, fees		81,000	41,700							48,600
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Exercise of warrants, shares											4,286,135
Exercise of warrants | $											$ 2,041,000
Share issue related cost | $											$ 254,000	$ 225,000
Private placement , shares						7,346,568	7,346,568				7,466,568	3,842,045
Par value per share | $ / shares	$ 0.60	$ 0.60	$ 0.58							$ 0.59
Issuance costs, shares											329,899
Number of shares issued						53,618,357	53,618,357				53,618,357	41,535,755				37,693,710	125,070	872,183
Private Placements [Member]
IfrsStatementLineItems [Line Items]
Share issue related cost | $								213,000
Par value per share | (per share)	$ 0.50	$ 0.50	$ 0.55							$ 0.55					$ 0.45
Proceeds from issuance cost	$ 26,000	$ 42,000	$ 24,000				$ 3,307	$ 2,408,000		$ 51,000
Issuance costs, shares								329,899
Number of shares issued	120,000	1,650,000	695,000							1,497,045
Proceeds from issue of shares | $	$ 37,000	$ 621,000	$ 288,000							$ 610,000
Fair value of shares issued | $	$ 10,000		$ 7,000							$ 16,000				$ 10,000